Deferred Tax Assets and Liabilities - Details Of Deductible (Taxable) Temporary Differences, Tax Credit Carryforwards and Tax Credit Carryforwards Unrecognized As Deferred Tax Assets (Liabilities) (Detail) - KRW (₩)
₩ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)		₩ 3,504,177	₩ 3,560,792
Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)		(1,125,864)
Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	[1]	949,968
Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	[2]	₩ 2,946,346

[1]	(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2025.
[2]	(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2029.